Basis of Presentation	6 Months Ended
Jun. 30, 2021
Basis of Presentation
Basis of Presentation

1.    Basis of Presentation

The condensed balance sheet of IKONICS Corporation (the “Company”) as of June 30, 2021, and the related condensed statements of operations for the three and six months ended June 30, 2021 and 2020, the condensed statements of stockholders’ equity for the three and six months ended June 30, 2021 and 2020, and condensed cash flows for the six months ended June 30, 2021 and 2020, have been prepared without being audited.

In the opinion of management, these statements reflect all adjustments (consisting of only normal recurring adjustments) necessary to present fairly the financial position of IKONICS Corporation as of June 30, 2021, and the results of operations and cash flows for all periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted. Therefore, these statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.

The results of operations for interim periods are not necessarily indicative of results that will be realized for the full fiscal year.

The Company relies on cash flow generated from operations and available borrowings under its bank line of credit to fund its working capital and other operating and investing needs. The Company’s ability to borrow under the bank line of credit is based on its ability to continue to renew the maturity date of the bank line of credit.

The global, regional and local spread of COVID-19 has resulted in significant global mitigation measures, including government-directed quarantines, social distancing and shelter-in-place mandates, travel restrictions and/or bans, and restricted access to certain corporate facilities and manufacturing sites. Uncertainty with respect to the severity and duration of the pandemic has contributed to periods of volatility and disruption of financial markets. While the severity and duration of the COVID-19 pandemic remain uncertain, impacts to the Company may include, but are not limited to: fluctuations in the Company’s stock price due to market volatility; a decrease in demand for the Company’s products; reduced profitability; supply chain disruptions impeding the Company’s ability to ship and/or receive product; potential interruptions or limitations to manufacturing operations imposed by local, state or federal governments; shortages of key raw materials; workforce absenteeism and distraction; labor shortages; customer credit concerns; cyber security and data accessibility disruptions due to remote working arrangements; reduced sources of liquidity; increased borrowing costs; and potential asset impairment charges. Business disruptions and market volatility resulting from the COVID-19 pandemic could continue to have a material adverse impact on the Company’s results of operations, financial condition and cash flows.

Based on the Company’s current cash position, and expected future cash flows, the Company believes it will have sufficient cash to fund its operations beyond twelve months from the date of the issuance of the accompanying unaudited condensed financial statements.

Definitive Transaction Agreement with TeraWulf, Inc.

On June 25, 2021, the Company announced that its board of directors, along with the board of directors of TeraWulf Inc. (“TeraWulf”), unanimously approved a definitive agreement (as amended, the "Agreement”) under which the Company will combine with TeraWulf under a new holding company in a strategic business combination (the “Transaction”).

Upon consummation of the Transaction, each outstanding share of the Company’s common stock will receive $5.00 in cash, one contingent value right (“CVR”), and one share of the combined company's common stock. Through the CVRs, which will not be publicly traded, the Company’s shareholders will be entitled to receive 95% of the net proceeds from any sale of the IKONICS legacy business completed during the 18 months following the closing of the business combination, and will expire at the end of such 18 month period with respect to any portion of the IKONICS legacy business which has not been sold. The shares of the combined company's common stock to be received by the Company’s shareholders will collectively represent 2% of the combined company's pro forma common equity ownership.

Following consummation of the Transaction, the legacy business of IKONICS will be operated consistent with past practices but will be positioned for sale on terms that are acceptable to the board of directors of the combined company.

The Transaction is expected to close in the second half of 2021, subject to the receipt of regulatory approvals, the approval of IKONICS and TeraWulf shareholders, and other customary closing conditions.

The Agreement contains certain termination rights for both IKONICS and TeraWulf, including if the Transaction is not completed on or before December 31, 2021.

The Agreement provides that the Company will be obligated to pay TeraWulf a termination fee of $1.2 million, and TeraWulf will be obligated to pay the Company a termination fee of $10.0 million, if the Agreement is terminated under certain circumstances. The Agreement does not contain any post-Closing indemnification obligations with respect to the Parties.

In the second quarter of 2021, in connection with the Transaction, the Company incurred pre-tax expenses of approximately $703,000 related to professional fees which are recorded in selling, general and administrative expenses in the condensed consolidated statement of operations.

Legal Proceedings

From time to time, the Company is involved in legal proceedings and regulatory proceedings arising from the Company’s operations. The Company establishes reserves for specific liabilities in connection with legal actions that are deemed to be probable and estimable. Except as set forth below, the Company is not currently a party to any proceeding, the adverse outcome of which would have a material adverse effect on its financial position or results of operations.

On August 3, 2021, one complaint was filed by a purported shareholder of the Company in the United States District Court for the Southern District of New York, captioned Stein v. Ikonics Corporation, et al., No. 1:21-cv-6550. On August 11, 2021, another complaint was filed by a purported shareholder of the Company in the United States District Court for the Eastern District of New York, captioned Bendimez v. Ikonics Corporation, et al., No. 1:21-cv-04514. The complaints name as defendants, the Company and the members of its board of directors and allege violations of Sections 14(a) and 20(a) of the Securities Exchange Act of 1934 and certain SEC rules and regulations promulgated thereunder. Each complaint generally alleges, among other things, that certain disclosure in a version of the preliminary proxy statement/prospectus contained in the registration statement on Form S-4 originally filed with the SEC on July 30, 2021 misrepresented and/or omitted material information. The complaints seek, among other remedies, injunctive relief, including enjoining defendants from proceeding with or consummating the mergers, rescissory damages, and an award of costs and expenses, including attorneys’ and experts' fees and expenses. The Company and the members of its board of directors have not yet responded to either complaint but believe they are without merit. However, there can be no assurance that the Company will prevail in any lawsuit. Additionally, similar lawsuits may be filed between the date of this filing and the date of the special meeting.